Summary of Significant Accounting Policies (Details) $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 01, 2023 USD ($) board_seat	Dec. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Basis Of Presentation [Line Items]
Settlement of acquired debt			$ 0	$ 0	$ 31,109
Restricted cash		$ 21,200	$ 21,200	34,600
Loan agreement, repayment performance, reasonable period of time			6 months
Financing receivable, allowance for credit losses, period beyond a reasonable forecast can be made			2 years
Financing receivable, allowance for credit losses, historical rates period			1 year
Early surrender of BOLI policies		220,200	$ 220,247	0	$ 0
Surrender of BOLI policies		$ 14,227	$ 14,227	$ 0
Award requisite service period			3 years
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit and Other Income Tax Benefit, before Amortization, Statement of Income or Comprehensive Income [Extensible Enumeration]			Income tax expense	Income tax expense	Income tax expense
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Income or Comprehensive Income [Extensible Enumeration]			Income tax expense	Income tax expense	Income tax expense
Investment Program, Proportional Amortization Method, Elected, Income Tax Credit and Other Income Tax Benefit, before Amortization, Statement of Cash Flows [Extensible Enumeration]			Increase (decrease) in other liabilities, Increase (Decrease) in Prepaid Expense and Other Assets	Increase (decrease) in other liabilities, Increase (Decrease) in Prepaid Expense and Other Assets	Increase (decrease) in other liabilities, Increase (Decrease) in Prepaid Expense and Other Assets
Investment Program, Proportional Amortization Method, Applied, Amortization Expense, Statement of Cash Flows [Extensible Enumeration]			Increase (decrease) in other liabilities, Increase (Decrease) in Prepaid Expense and Other Assets	Increase (decrease) in other liabilities, Increase (Decrease) in Prepaid Expense and Other Assets	Increase (decrease) in other liabilities, Increase (Decrease) in Prepaid Expense and Other Assets
LIHTC tax credits and other tax benefits			$ 130,700	$ 80,800	$ 81,600
LIHTC amortization expense			96,300	60,700	$ 63,900
Other non-interest expense
Basis Of Presentation [Line Items]
Fair value adjustment on derivative			$ 8,100	$ 8,700
Core Deposits
Basis Of Presentation [Line Items]
Finite-lived intangible asset, useful life		10 years	10 years
Minimum
Basis Of Presentation [Line Items]
Other intangible assets, useful life			5 years
Minimum | Buildings and improvements
Basis Of Presentation [Line Items]
Useful life		10 years	10 years
Minimum | Furniture, equipment and software
Basis Of Presentation [Line Items]
Useful life		3 years	3 years
Minimum | Software and Software Development Costs
Basis Of Presentation [Line Items]
Useful life		3 years	3 years
Maximum
Basis Of Presentation [Line Items]
Other intangible assets, useful life			10 years
Maximum | Buildings and improvements
Basis Of Presentation [Line Items]
Useful life		40 years	40 years
Maximum | Furniture, equipment and software
Basis Of Presentation [Line Items]
Useful life		10 years	10 years
Maximum | Software and Software Development Costs
Basis Of Presentation [Line Items]
Useful life		7 years	7 years
Qualpay
Basis Of Presentation [Line Items]
Percentage of business acquired (as a percent)	60.00%
Number of seats on the board of directors acquired | board_seat	3
Total number of seats on the board of directors of the acquiree | board_seat	5
Cash paid	$ 7,000
Settlement of acquired debt	$ 31,100
Qualpay | Minimum
Basis Of Presentation [Line Items]
Other intangible assets, useful life			5 years
Qualpay | Maximum
Basis Of Presentation [Line Items]
Other intangible assets, useful life			8 years